NATIONWIDE

VARIABLE

ACCOUNT-12

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-12:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-12 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VARIABLE ACCOUNT 12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
288,130 shares (cost $2,920,686)	$3,633,321
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
1,207,911 shares (cost $17,417,889)	17,925,394
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
1,227,481 shares (cost $19,179,690)	20,597,129
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,012,371 shares (cost $10,630,837)	10,042,720
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2,957,950 shares (cost $30,621,280)	37,092,696
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
3,745,706 shares (cost $38,684,955)	49,780,437
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,688,399 shares (cost $18,520,998)	18,707,465
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
3,486,819 shares (cost $36,805,847)	34,972,791
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
941,091 shares (cost $9,955,730)	9,486,194
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
838,537 shares (cost $4,587,546)	4,405,843
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
4,869,784 shares (cost $25,956,320)	25,477,735
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
22,689,317 shares (cost $123,042,528)	121,855,246
Variable Insurance Portfolios - Asset Strategy (WRASP)
11,308,284 shares (cost $108,035,250)	93,901,727
Variable Insurance Portfolios - Balanced (WRBP)
3,975,133 shares (cost $36,607,478)	34,820,175
Variable Insurance Portfolios - Bond (WRBDP)
7,396,565 shares (cost $41,278,947)	38,454,743
Variable Insurance Portfolios - Core Equity (WRCEP)
5,213,489 shares (cost $62,275,461)	61,264,229
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
3,650,117 shares (cost $26,563,591)	28,530,773
Variable Insurance Portfolios - Energy (WRENG)
1,692,377 shares (cost $10,891,336)	8,530,087
Variable Insurance Portfolios - Global Bond (WRGBP)
1,063,110 shares (cost $5,434,802)	5,034,996
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
3,051,321 shares (cost $14,393,814)	11,178,208
Variable Insurance Portfolios - Growth (WRGP)
4,702,911 shares (cost $49,966,914)	53,696,423
Variable Insurance Portfolios - High Income (WRHIP)
12,859,798 shares (cost $46,702,673)	43,097,040
Variable Insurance Portfolios - International Growth (WRIP)
1,683,583 shares (cost $13,539,988)	14,609,961
Variable Insurance Portfolios - International Core Equity (WRI2P)
939,673 shares (cost $15,637,037)	14,590,213
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
940,437 shares (cost $4,617,974)	4,579,176

NATIONWIDE VARIABLE ACCOUNT 12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
393,686 shares (cost $9,366,510)	8,117,459
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2,836,421 shares (cost $23,405,645)	26,724,472
Variable Insurance Portfolios - Money Market (WRMMP)
20,249,633 shares (cost $20,249,633)	20,249,633
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
12,201,792 shares (cost $57,164,866)	61,605,629
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
15,285,955 shares (cost $81,134,407)	78,786,868
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
119,031,688 shares (cost $610,916,425)	635,176,893
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
133,742,936 shares (cost $696,436,817)	735,867,008
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
35,612,753 shares (cost $188,108,608)	188,801,010
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
1,492,392 shares (cost $11,187,208)	13,399,893
Variable Insurance Portfolios - Science and Technology (WRSTP)
2,237,664 shares (cost $41,931,966)	51,366,926
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
1,738,079 shares (cost $17,895,267)	18,431,980
Variable Insurance Portfolios - Small Cap Value (WRSCV)
495,084 shares (cost $7,925,474)	7,750,686
Variable Insurance Portfolios - Value (WRVP)
3,533,285 shares (cost $21,397,397)	21,737,478

Total Investments	$2,634,280,657
Accounts Receivable - Variable Insurance Portfolios - International Core Equity (WRI2P)	3,696
Accounts Payable - Variable Insurance Portfolios - Global Natural Resources (WRGNR)	(4,711)
Other Accounts Payable	(17,736)

$2,634,261,906

Contract Owners’ Equity:
Accumulation units	2,628,832,728
Contracts in payout (annuitization) period (note 1f)	5,429,178

Total Contract Owners’ Equity (note 5)	$2,634,261,906

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$44,194,511	53,364	304,619	330,148	176,531	626,055	767,241	320,927
Mortality and expense risk charges (note 2)	(38,006,687)	(63,991)	(243,838)	(287,842)	(126,992)	(559,219)	(728,032)	(273,666)

Net investment income (loss)	6,187,824	(10,627)	60,781	42,306	49,539	66,836	39,209	47,261

Realized gain (loss) on investments	35,029,137	8,315	301,629	513,975	41,686	608,994	739,874	597,943
Change in unrealized gain (loss) on investments	(311,875,554)	(102,647)	(1,023,027)	(1,712,720)	(507,550)	(2,946,865)	(2,790,193)	(1,911,192)

Net gain (loss) on investments	(276,846,417)	(94,332)	(721,398)	(1,198,745)	(465,864)	(2,337,871)	(2,050,319)	(1,313,249)

Reinvested capital gains	214,633,193	-	368,691	775,691	318,780	1,631,781	990,534	986,280

Net increase (decrease) in contract owners’ equity resulting from operations	$(56,025,400)	(104,959)	(291,926)	(380,748)	(97,545)	(639,254)	(1,020,576)	(279,708)

Investment Activity:	IDPG2	IDPGI2	WRPMAV	WRPMCV	WRPMMV	WRASP	WRBP	WRBDP
Reinvested dividends	$545,915	142,221	-	-	-	412,378	331,662	1,231,453
Mortality and expense risk charges (note 2)	(385,933)	(104,772)	(60,271)	(270,312)	(1,307,615)	(1,721,936)	(548,039)	(626,128)

Net investment income (loss)	159,982	37,449	(60,271)	(270,312)	(1,307,615)	(1,309,558)	(216,377)	605,325

Realized gain (loss) on investments	30,305	17,936	8,549	95,625	56,661	(6,253,716)	(144,180)	(230,963)
Change in unrealized gain (loss) on investments	(1,935,368)	(465,065)	(125,081)	(380,628)	(1,226,050)	(22,999,953)	(5,190,339)	(883,770)

Net gain (loss) on investments	(1,905,063)	(447,129)	(116,532)	(285,003)	(1,169,389)	(29,253,669)	(5,334,519)	(1,114,733)

Reinvested capital gains	-	-	-	48,782	-	19,801,641	4,876,756	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,745,081)	(409,680)	(176,803)	(506,533)	(2,477,004)	(10,761,586)	(674,140)	(509,408)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP
Reinvested dividends	$234,784	429,846	6,312	201,341	14,143	59,847	2,972,884	63,355
Mortality and expense risk charges (note 2)	(998,080)	(502,747)	(160,880)	(79,114)	(211,520)	(843,018)	(731,228)	(222,266)

Net investment income (loss)	(763,296)	(72,901)	(154,568)	122,227	(197,377)	(783,171)	2,241,656	(158,911)

Realized gain (loss) on investments	(739,026)	367,804	554,686	(45,645)	15,126	997,817	1,281,452	(65,619)
Change in unrealized gain (loss) on investments	(10,896,324)	(5,169,033)	(3,109,460)	(300,653)	(3,308,455)	(3,887,373)	(7,759,648)	(182,984)

Net gain (loss) on investments	(11,635,350)	(4,801,229)	(2,554,774)	(346,298)	(3,293,329)	(2,889,556)	(6,478,196)	(248,603)

Reinvested capital gains	10,986,613	3,679,237	57,160	-	-	6,617,480	504,758	734,294

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,412,033)	(1,194,893)	(2,652,182)	(224,071)	(3,490,706)	2,944,753	(3,731,782)	326,780

Investment Activity:	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRPAP	WRPCP	WRPMP
Reinvested dividends	$202,585	75,047	-	-	4,376	1,732,212	920,553	11,052,101
Mortality and expense risk charges (note 2)	(232,125)	(70,582)	(141,302)	(470,069)	(299,342)	(901,016)	(1,117,990)	(8,927,904)

Net investment income (loss)	(29,540)	4,465	(141,302)	(470,069)	(294,966)	831,196	(197,437)	2,124,197

Realized gain (loss) on investments	738,557	(43,025)	700,584	1,528,644	-	523,553	582,852	11,334,825
Change in unrealized gain (loss) on investments	(3,095,893)	7,018	(2,949,874)	(5,717,313)	-	(8,369,591)	(6,252,095)	(72,426,767)

Net gain (loss) on investments	(2,357,336)	(36,007)	(2,249,290)	(4,188,669)	-	(7,846,038)	(5,669,243)	(61,091,942)

Reinvested capital gains	2,001,329	-	1,442,679	2,489,718	-	6,370,776	5,134,959	52,583,221

Net increase (decrease) in contract owners’ equity resulting from operations	$(385,547)	(31,542)	(947,913)	(2,169,020)	(294,966)	(644,066)	(731,721)	(6,384,524)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$17,683,769	2,950,254	140,790	-	-	7,991	199,807
Mortality and expense risk charges (note 2)	(10,212,100)	(2,740,595)	(206,924)	(804,488)	(300,872)	(134,932)	(389,007)

Net investment income (loss)	7,471,669	209,659	(66,134)	(804,488)	(300,872)	(126,941)	(189,200)

Realized gain (loss) on investments	13,010,388	3,608,272	1,713,107	1,730,847	279,275	689,240	(127,210)
Change in unrealized gain (loss) on investments	(94,872,772)	(21,150,799)	(2,581,952)	(6,445,381)	(2,907,005)	(1,903,230)	(4,395,522)

Net gain (loss) on investments	(81,862,384)	(17,542,527)	(868,845)	(4,714,534)	(2,627,730)	(1,213,990)	(4,522,732)

Reinvested capital gains	65,178,734	15,432,623	1,344,337	3,194,583	3,017,172	730,453	3,334,131

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,211,981)	(1,900,245)	409,358	(2,324,439)	88,570	(610,478)	(1,377,801)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		GVIDA		NVDBL2		NVDCA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$6,187,824	(8,383,351)	(10,627)	(11,350)	60,781	46,913	42,306	89,472
Realized gain (loss) on investments	35,029,137	40,475,254	8,315	17,304	301,629	264,911	513,975	370,918
Change in unrealized gain (loss) on investments	(311,875,554)	(153,462,507)	(102,647)	125,999	(1,023,027)	85,148	(1,712,720)	21,017
Reinvested capital gains	214,633,193	190,857,077	-	-	368,691	56,875	775,691	275,733

Net increase (decrease) in contract owners’ equity resulting from operations	(56,025,400)	69,486,473	(104,959)	131,953	(291,926)	453,847	(380,748)	757,140

Equity transactions:
Purchase payments received from contract owners (note 3)	172,075,192	170,979,945	406,094	100,001	3,275,352	2,399,560	299,138	248,084
Transfers between funds	-	-	(937)	227,233	(270,877)	311,573	1,489,354	1,007,606
Redemptions (note 3)	(195,809,381)	(164,687,078)	(137,091)	(1,083,080)	(928,053)	(774,747)	(1,366,784)	(262,141)
Annuity benefits	(321,250)	(366,546)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(19,654,401)	(17,410,432)	(343)	(341)	(159,141)	(123,630)	(232,478)	(203,799)
Contingent deferred sales charges (note 2)	(1,195,372)	(1,143,006)	(1,020)	(33,919)	(4,353)	(15,203)	(25,447)	(9,527)
Adjustments to maintain reserves	(9,443)	(60,663)	(6)	(32)	(50)	(17)	(44)	(26)

Net equity transactions	(44,914,655)	(12,687,780)	266,697	(790,138)	1,912,878	1,797,536	163,739	780,197

Net change in contract owners’ equity	(100,940,055)	56,798,693	161,738	(658,185)	1,620,952	2,251,383	(217,009)	1,537,337
Contract owners’ equity beginning of period	2,735,201,961	2,678,403,268	3,471,588	4,129,773	16,304,434	14,053,051	20,814,096	19,276,759

Contract owners’ equity end of period	$2,634,261,906	2,735,201,961	3,633,326	3,471,588	17,925,386	16,304,434	20,597,087	20,814,096

CHANGES IN UNITS:
Beginning units	187,732,605	185,691,522	292,218	359,927	1,058,388	939,574	1,173,728	1,128,716
Units purchased	25,250,942	24,907,334	37,125	26,791	274,904	229,781	151,772	122,330
Units redeemed	(25,670,386)	(22,866,251)	(15,100)	(94,500)	(152,643)	(110,967)	(141,709)	(77,318)

Ending units	187,313,161	187,732,605	314,243	292,218	1,180,649	1,058,388	1,183,791	1,173,728

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDC		GVIDM		GVDMA		GVDMC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$49,539	51,121	66,836	109,683	39,209	155,867	47,261	88,147
Realized gain (loss) on investments	41,686	67,556	608,994	551,284	739,874	567,582	597,943	531,112
Change in unrealized gain (loss) on investments	(507,550)	(193,807)	(2,946,865)	904,255	(2,790,193)	1,277,294	(1,911,192)	(388,504)
Reinvested capital gains	318,780	302,975	1,631,781	-	990,534	-	986,280	365,936

Net increase (decrease) in contract owners’ equity resulting from operations	(97,545)	227,845	(639,254)	1,565,222	(1,020,576)	2,000,743	(279,708)	596,691

Equity transactions:
Purchase payments received from contract owners (note 3)	585,550	1,672,844	326,391	222,003	1,272,976	372,540	885,084	2,031,231
Transfers between funds	813,036	(519,767)	536,550	(1,173,039)	(2,182,733)	(1,985,181)	113,960	880,446
Redemptions (note 3)	(680,256)	(617,219)	(4,078,064)	(1,938,807)	(3,799,655)	(2,852,808)	(1,545,412)	(1,225,071)
Annuity benefits	-	-	-	(5,689)	-	(5,695)	-	-
Contract maintenance charges (note 2)	(94,212)	(75,662)	(301,694)	(293,898)	(381,909)	(377,431)	(155,579)	(123,824)
Contingent deferred sales charges (note 2)	(16,831)	(10,674)	(25,157)	(27,045)	(23,986)	(17,777)	(22,790)	(15,833)
Adjustments to maintain reserves	(8)	(23)	(40)	(2)	6	(76)	(64)	(7)

Net equity transactions	607,279	449,499	(3,542,014)	(3,216,477)	(5,115,301)	(4,866,428)	(724,801)	1,546,942

Net change in contract owners’ equity	509,734	677,344	(4,181,268)	(1,651,255)	(6,135,877)	(2,865,685)	(1,004,509)	2,143,633
Contract owners’ equity beginning of period	9,532,993	8,855,649	41,273,932	42,925,187	55,916,314	58,781,999	19,711,967	17,568,334

Contract owners’ equity end of period	$10,042,727	9,532,993	37,092,664	41,273,932	49,780,437	55,916,314	18,707,458	19,711,967

CHANGES IN UNITS:
Beginning units	803,886	765,318	3,293,406	3,562,899	4,486,805	4,893,842	1,597,884	1,468,914
Units purchased	186,385	196,037	335,211	337,964	154,743	190,338	168,318	331,041
Units redeemed	(133,444)	(157,469)	(615,958)	(607,457)	(568,864)	(597,375)	(229,749)	(202,071)

Ending units	856,827	803,886	3,012,659	3,293,406	4,072,684	4,486,805	1,536,453	1,597,884

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	IDPG2		IDPGI2		WRPMAV		WRPMCV
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$159,982	75,721	37,449	29,356	(60,271)	5,360	(270,312)	(41,416)
Realized gain (loss) on investments	30,305	14,939	17,936	4,493	8,549	3,247	95,625	7,926
Change in unrealized gain (loss) on investments	(1,935,368)	(126,040)	(465,065)	(36,519)	(125,081)	(76,066)	(380,628)	(231,430)
Reinvested capital gains	-	52,515	-	11,081	-	98,271	48,782	460,879

Net increase (decrease) in contract owners’ equity resulting from operations	(1,745,081)	17,135	(409,680)	8,411	(176,803)	30,812	(506,533)	195,959

Equity transactions:
Purchase payments received from contract owners (note 3)	14,354,593	15,964,202	4,621,798	4,336,217	2,762,931	1,535,872	10,761,204	11,347,102
Transfers between funds	508,978	653,403	(127,895)	2,545	(468,926)	127,814	404,728	362,386
Redemptions (note 3)	(153,776)	(44,171)	(35,774)	(9,167)	(16,356)	-	(1,047,400)	(25,905)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(298,700)	(80,133)	(82,667)	(14,175)	(736)	(50)	(209,911)	(49,534)
Contingent deferred sales charges (note 2)	(68)	-	-	-	-	-	(13,830)	-
Adjustments to maintain reserves	(21)	5	(4)	(16)	(26)	(4)	(40)	(30)

Net equity transactions	14,411,006	16,493,306	4,375,458	4,315,404	2,276,887	1,663,632	9,894,751	11,634,019

Net change in contract owners’ equity	12,665,925	16,510,441	3,965,778	4,323,815	2,100,084	1,694,444	9,388,218	11,829,978
Contract owners’ equity beginning of period	22,306,867	5,796,426	5,520,393	1,196,578	2,305,722	611,278	16,089,464	4,259,486

Contract owners’ equity end of period	$34,972,792	22,306,867	9,486,171	5,520,393	4,405,806	2,305,722	25,477,682	16,089,464

CHANGES IN UNITS:
Beginning units	2,068,500	539,397	513,067	112,297	209,113	56,681	1,494,241	402,305
Units purchased	1,422,361	1,571,851	441,509	406,195	249,263	152,711	1,051,381	1,099,109
Units redeemed	(68,180)	(42,748)	(31,139)	(5,425)	(50,502)	(279)	(134,470)	(7,173)

Ending units	3,422,681	2,068,500	923,437	513,067	407,874	209,113	2,411,152	1,494,241

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRPMMV		WRASP		WRBP		WRBDP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,307,615)	(151,376)	(1,309,558)	(1,507,601)	(216,377)	(222,000)	605,325	1,043,128
Realized gain (loss) on investments	56,661	37,766	(6,253,716)	4,400,881	(144,180)	668,967	(230,963)	103,429
Change in unrealized gain (loss) on investments	(1,226,050)	(423,166)	(22,999,953)	(31,396,603)	(5,190,339)	(1,434,398)	(883,770)	(1,239,698)
Reinvested capital gains	-	1,683,199	19,801,641	18,679,170	4,876,756	3,148,234	-	1,362,710

Net increase (decrease) in contract owners’ equity resulting from operations	(2,477,004)	1,146,423	(10,761,586)	(9,824,153)	(674,140)	2,160,803	(509,408)	1,269,569

Equity transactions:
Purchase payments received from contract owners (note 3)	54,411,143	52,940,100	3,898,546	5,082,425	2,854,114	1,777,489	1,519,021	1,516,388
Transfers between funds	932,877	1,177,783	(7,812,201)	(8,447,833)	732,169	1,148,361	(811,277)	170,286
Redemptions (note 3)	(543,888)	(139,284)	(16,002,958)	(17,362,928)	(5,546,458)	(4,418,265)	(5,971,465)	(5,344,642)
Annuity benefits	-	-	(48,435)	(60,002)	(9,911)	(13,331)	(26,077)	(29,669)
Contract maintenance charges (note 2)	(935,680)	(205,490)	(14,249)	(17,326)	(3,760)	(3,687)	(4,071)	(4,718)
Contingent deferred sales charges (note 2)	(14,571)	(5,441)	(34,260)	(59,652)	(11,288)	(11,831)	(11,642)	(19,291)
Adjustments to maintain reserves	25	(39)	(3,394)	(25,352)	(162)	(22)	(3,529)	(41)

Net equity transactions	53,849,906	53,767,629	(20,016,951)	(20,890,668)	(1,985,296)	(1,521,286)	(5,309,040)	(3,711,687)

Net change in contract owners’ equity	51,372,902	54,914,052	(30,778,537)	(30,714,821)	(2,659,436)	639,517	(5,818,448)	(2,442,118)
Contract owners’ equity beginning of period	70,482,364	15,568,312	124,676,930	155,391,751	37,479,446	36,839,929	44,269,679	46,711,797

Contract owners’ equity end of period	$121,855,266	70,482,364	93,898,393	124,676,930	34,820,010	37,479,446	38,451,231	44,269,679

CHANGES IN UNITS:
Beginning units	6,428,156	1,453,290	4,606,057	5,377,334	1,899,205	1,983,954	3,397,417	3,687,661
Units purchased	5,119,177	5,042,452	407,772	514,545	386,012	370,286	394,920	474,296
Units redeemed	(234,257)	(67,586)	(1,182,916)	(1,285,822)	(489,705)	(455,035)	(808,609)	(764,540)

Ending units	11,313,076	6,428,156	3,830,913	4,606,057	1,795,512	1,899,205	2,983,728	3,397,417

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRCEP		WRDIV		WRENG		WRGBP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(763,296)	(722,346)	(72,901)	(148,538)	(154,568)	(174,499)	122,227	49,051
Realized gain (loss) on investments	(739,026)	896,930	367,804	1,219,275	554,686	467,919	(45,645)	11,603
Change in unrealized gain (loss) on investments	(10,896,324)	(4,351,346)	(5,169,033)	(1,082,782)	(3,109,460)	(2,182,878)	(300,653)	(153,908)
Reinvested capital gains	10,986,613	9,417,980	3,679,237	2,883,865	57,160	358,517	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,412,033)	5,241,218	(1,194,893)	2,871,820	(2,652,182)	(1,530,941)	(224,071)	(93,254)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,868,389	5,040,213	900,226	1,098,636	1,143,793	1,495,362	465,768	467,258
Transfers between funds	(224,899)	(1,558,821)	(2,326,480)	(1,270,044)	634,975	835,268	(237,003)	1,166,474
Redemptions (note 3)	(9,918,974)	(7,928,073)	(5,123,488)	(4,433,548)	(947,431)	(827,376)	(461,332)	(357,873)
Annuity benefits	(23,839)	(24,665)	(15,051)	(12,866)	(1,583)	(2,235)	-	-
Contract maintenance charges (note 2)	(5,172)	(5,687)	(4,117)	(4,205)	(813)	(970)	(164)	(159)
Contingent deferred sales charges (note 2)	(21,875)	(25,323)	(9,055)	(15,164)	(6,437)	(5,507)	(2,957)	(2,910)
Adjustments to maintain reserves	(3,451)	186	(2,495)	(10,859)	(27)	(25)	(32)	(45)

Net equity transactions	(5,329,821)	(4,502,170)	(6,580,460)	(4,648,050)	822,477	1,494,517	(235,720)	1,272,745

Net change in contract owners’ equity	(6,741,854)	739,048	(7,775,353)	(1,776,230)	(1,829,705)	(36,424)	(459,791)	1,179,491
Contract owners’ equity beginning of period	68,002,623	67,263,575	36,303,656	38,079,886	10,359,799	10,396,223	5,494,783	4,315,292

Contract owners’ equity end of period	$61,260,769	68,002,623	28,528,303	36,303,656	8,530,094	10,359,799	5,034,992	5,494,783

CHANGES IN UNITS:
Beginning units	2,872,725	3,081,130	1,905,608	2,168,321	861,021	758,186	537,675	416,943
Units purchased	433,299	490,807	147,019	194,950	284,646	258,414	97,358	204,663
Units redeemed	(668,121)	(699,212)	(506,573)	(457,663)	(218,863)	(155,579)	(121,432)	(83,931)

Ending units	2,637,903	2,872,725	1,546,054	1,905,608	926,804	861,021	513,601	537,675

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRGNR		WRGP		WRHIP		WRIP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(197,377)	(284,650)	(783,171)	(645,888)	2,241,656	1,732,315	(158,911)	111,578
Realized gain (loss) on investments	15,126	(2,009,302)	997,817	2,332,295	1,281,452	1,802,386	(65,619)	(390,409)
Change in unrealized gain (loss) on investments	(3,308,455)	(257,115)	(3,887,373)	(6,472,897)	(7,759,648)	(3,780,248)	(182,984)	(1,258,090)
Reinvested capital gains	-	-	6,617,480	10,092,739	504,758	380,969	734,294	1,457,477

Net increase (decrease) in contract owners’ equity resulting from operations	(3,490,706)	(2,551,067)	2,944,753	5,306,249	(3,731,782)	135,422	326,780	(79,444)

Equity transactions:
Purchase payments received from contract owners (note 3)	404,104	591,336	3,893,282	2,800,496	3,290,930	4,768,256	1,211,173	869,293
Transfers between funds	127,933	(72,896)	1,175,592	(2,294,501)	(942,409)	424,838	78,603	(491,500)
Redemptions (note 3)	(1,478,337)	(1,801,941)	(9,543,778)	(7,878,030)	(5,938,255)	(4,232,559)	(2,811,605)	(1,502,728)
Annuity benefits	(3,162)	(4,263)	(36,219)	(33,179)	(28,368)	(34,660)	(8,435)	(8,253)
Contract maintenance charges (note 2)	(1,813)	(2,518)	(5,826)	(6,167)	(4,035)	(4,153)	(1,616)	(1,891)
Contingent deferred sales charges (note 2)	(3,213)	(12,221)	(20,847)	(15,026)	(18,703)	(16,396)	(4,956)	(5,765)
Adjustments to maintain reserves	4,720	(212)	1,482	(91)	(975)	(75)	(345)	33

Net equity transactions	(949,768)	(1,302,715)	(4,536,314)	(7,426,498)	(3,641,815)	905,251	(1,537,181)	(1,140,811)

Net change in contract owners’ equity	(4,440,474)	(3,853,782)	(1,591,561)	(2,120,249)	(7,373,597)	1,040,673	(1,210,401)	(1,220,255)
Contract owners’ equity beginning of period	15,623,393	19,477,175	55,289,424	57,409,673	50,469,690	49,429,017	15,820,014	17,040,269

Contract owners’ equity end of period	$11,182,919	15,623,393	53,697,863	55,289,424	43,096,093	50,469,690	14,609,613	15,820,014

CHANGES IN UNITS:
Beginning units	1,370,403	1,464,541	2,679,747	3,084,493	2,433,200	2,383,790	863,081	923,990
Units purchased	215,963	157,235	548,861	407,968	312,324	483,418	137,568	85,721
Units redeemed	(302,591)	(251,373)	(773,752)	(812,714)	(485,180)	(434,008)	(213,595)	(146,630)

Ending units	1,283,775	1,370,403	2,454,856	2,679,747	2,260,344	2,433,200	787,054	863,081

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRI2P		WRLTBP		WRMIC		WRMCG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(29,540)	165,487	4,465	(41,727)	(141,302)	(146,604)	(470,069)	(512,812)
Realized gain (loss) on investments	738,557	(237,018)	(43,025)	(32,964)	700,584	530,982	1,528,644	1,774,055
Change in unrealized gain (loss) on investments	(3,095,893)	(1,189,175)	7,018	42,891	(2,949,874)	(2,012,961)	(5,717,313)	(1,388,991)
Reinvested capital gains	2,001,329	1,257,941	-	5,771	1,442,679	1,276,715	2,489,718	2,014,109

Net increase (decrease) in contract owners’ equity resulting from operations	(385,547)	(2,765)	(31,542)	(26,029)	(947,913)	(351,868)	(2,169,020)	1,886,361

Equity transactions:
Purchase payments received from contract owners (note 3)	1,280,920	759,226	696,184	402,596	770,298	958,645	1,868,916	1,787,696
Transfers between funds	(363,853)	623,162	559,153	617,278	(502,981)	(70,016)	450,620	(1,027,027)
Redemptions (note 3)	(1,628,594)	(1,595,276)	(1,431,149)	(308,003)	(1,190,198)	(663,056)	(4,600,583)	(4,563,224)
Annuity benefits	(3,251)	(4,075)	(741)	(1,077)	(1,689)	(1,898)	(6,604)	(5,369)
Contract maintenance charges (note 2)	(1,408)	(1,107)	(130)	(201)	(796)	(856)	(2,292)	(2,475)
Contingent deferred sales charges (note 2)	(3,949)	(8,433)	(511)	(1,208)	(4,875)	(2,214)	(11,956)	(15,622)
Adjustments to maintain reserves	(3,761)	(8,950)	(69)	(15)	(1,029)	(159)	(2,775)	(201)

Net equity transactions	(723,896)	(235,453)	(177,263)	709,370	(931,270)	220,446	(2,304,674)	(3,826,222)

Net change in contract owners’ equity	(1,109,443)	(238,218)	(208,805)	683,341	(1,879,183)	(131,422)	(4,473,694)	(1,939,861)
Contract owners’ equity beginning of period	15,695,960	15,934,178	4,787,952	4,104,611	9,995,630	10,127,052	31,195,336	33,135,197

Contract owners’ equity end of period	$14,586,517	15,695,960	4,579,147	4,787,952	8,116,447	9,995,630	26,721,642	31,195,336

CHANGES IN UNITS:
Beginning units	888,370	899,787	475,512	405,057	465,081	453,346	1,330,649	1,506,303
Units purchased	182,133	127,519	246,871	158,811	61,022	89,564	206,342	208,357
Units redeemed	(223,602)	(138,936)	(264,131)	(88,356)	(102,911)	(77,829)	(310,230)	(384,011)

Ending units	846,901	888,370	458,252	475,512	423,192	465,081	1,226,761	1,330,649

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRMMP		WRPAP		WRPCP		WRPMP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(294,966)	(317,879)	831,196	(356,149)	(197,437)	(282,194)	2,124,197	(2,051,150)
Realized gain (loss) on investments	-	-	523,553	1,029,207	582,852	904,790	11,334,825	8,760,391
Change in unrealized gain (loss) on investments	-	-	(8,369,591)	(3,252,660)	(6,252,095)	(3,835,583)	(72,426,767)	(35,003,612)
Reinvested capital gains	-	-	6,370,776	4,784,260	5,134,959	4,807,425	52,583,221	46,488,643

Net increase (decrease) in contract owners’ equity resulting from operations	(294,966)	(317,879)	(644,066)	2,204,658	(731,721)	1,594,438	(6,384,524)	18,194,272

Equity transactions:
Purchase payments received from contract owners (note 3)	12,725,470	17,381,568	2,553,951	1,874,602	5,836,761	3,133,722	8,289,894	8,172,907
Transfers between funds	10,414,096	5,447,452	(131,868)	(3,540,866)	(481,539)	3,401,366	6,188,470	8,272,594
Redemptions (note 3)	(27,786,873)	(21,212,764)	(3,568,396)	(2,886,266)	(5,840,261)	(5,953,573)	(24,698,592)	(22,467,105)
Annuity benefits	(19,156)	(66,886)	-	-	-	-	(33,127)	-
Contract maintenance charges (note 2)	(4,584)	(5,594)	(340,679)	(353,411)	(642,489)	(601,022)	(6,161,421)	(5,804,259)
Contingent deferred sales charges (note 2)	(9,415)	(16,943)	(16,638)	(10,928)	(73,166)	(79,941)	(316,234)	(302,072)
Adjustments to maintain reserves	266,787	(268,935)	(11)	(55)	(97)	(60)	(258,166)	271,814

Net equity transactions	(4,413,675)	1,257,898	(1,503,641)	(4,916,924)	(1,200,791)	(99,508)	(16,989,176)	(11,856,121)

Net change in contract owners’ equity	(4,708,641)	940,019	(2,147,707)	(2,712,266)	(1,932,512)	1,494,930	(23,373,700)	6,338,151
Contract owners’ equity beginning of period	24,958,207	24,018,188	63,753,331	66,465,597	80,719,343	79,224,413	658,549,718	652,211,567

Contract owners’ equity end of period	$20,249,566	24,958,207	61,605,624	63,753,331	78,786,831	80,719,343	635,176,018	658,549,718

CHANGES IN UNITS:
Beginning units	2,500,744	2,358,014	4,511,626	4,859,884	6,313,031	6,330,533	49,218,518	50,130,007
Units purchased	5,369,009	5,550,533	261,057	156,782	708,155	809,149	2,227,763	1,937,191
Units redeemed	(5,821,843)	(5,407,803)	(364,491)	(505,040)	(804,993)	(826,651)	(3,470,520)	(2,848,680)

Ending units	2,047,910	2,500,744	4,408,192	4,511,626	6,216,193	6,313,031	47,975,761	49,218,518

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRPMAP		WRPMCP		WRRESP		WRSTP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$7,471,669	(2,287,638)	209,659	(815,137)	(66,134)	(60,010)	(804,488)	(795,290)
Realized gain (loss) on investments	13,010,388	8,542,555	3,608,272	4,811,032	1,713,107	354,174	1,730,847	963,270
Change in unrealized gain (loss) on investments	(94,872,772)	(35,261,475)	(21,150,799)	(12,101,223)	(2,581,952)	2,162,171	(6,445,381)	(3,744,261)
Reinvested capital gains	65,178,734	53,336,037	15,432,623	13,053,273	1,344,337	742,477	3,194,583	4,318,147

Net increase (decrease) in contract owners’ equity resulting from operations	(9,211,981)	24,329,479	(1,900,245)	4,947,945	409,358	3,198,812	(2,324,439)	741,866

Equity transactions:
Purchase payments received from contract owners (note 3)	8,617,323	7,221,567	1,729,007	1,390,783	1,061,935	898,747	5,590,356	5,414,451
Transfers between funds	(1,599,077)	(4,885,490)	(3,409,437)	1,583,874	(572,092)	182,286	(13,121)	(1,009,005)
Redemptions (note 3)	(23,427,638)	(17,284,607)	(8,648,263)	(9,707,260)	(1,821,227)	(1,172,433)	(5,860,921)	(4,716,801)
Annuity benefits	(7,120)	(4,179)	-	-	(2,428)	(2,436)	(19,149)	(19,810)
Contract maintenance charges (note 2)	(7,826,327)	(7,326,829)	(1,763,737)	(1,702,898)	(1,341)	(1,257)	(4,826)	(5,100)
Contingent deferred sales charges (note 2)	(365,922)	(223,181)	(56,677)	(113,819)	(6,988)	(5,334)	(18,627)	(16,043)
Adjustments to maintain reserves	337	(8,150)	(138)	(32)	(2,393)	(100)	523	(18)

Net equity transactions	(24,608,424)	(22,510,869)	(12,149,245)	(8,549,352)	(1,344,534)	(100,527)	(325,765)	(352,326)

Net change in contract owners’ equity	(33,820,405)	1,818,610	(14,049,490)	(3,601,407)	(935,176)	3,098,285	(2,650,204)	389,540
Contract owners’ equity beginning of period	769,687,506	767,868,896	202,850,405	206,451,812	14,332,721	11,234,436	54,017,640	53,628,100

Contract owners’ equity end of period	$735,867,101	769,687,506	188,800,915	202,850,405	13,397,545	14,332,721	51,367,436	54,017,640

CHANGES IN UNITS:
Beginning units	54,584,907	56,229,706	15,276,494	15,930,806	668,668	671,367	1,715,048	1,717,644
Units purchased	1,698,851	917,985	537,028	755,892	130,951	127,545	304,291	268,994
Units redeemed	(3,461,645)	(2,562,784)	(1,456,458)	(1,410,204)	(192,637)	(130,244)	(308,972)	(271,590)

Ending units	52,822,113	54,584,907	14,357,064	15,276,494	606,982	668,668	1,710,367	1,715,048

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRSCP		WRSCV		WRVP
	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(300,872)	(282,476)	(126,941)	(137,003)	(189,200)	(140,817)
Realized gain (loss) on investments	279,275	302,179	689,240	406,078	(127,210)	423,511
Change in unrealized gain (loss) on investments	(2,907,005)	(2,285,495)	(1,903,230)	(1,267,934)	(4,395,522)	(1,652,417)
Reinvested capital gains	3,017,172	2,270,075	730,453	1,510,663	3,334,131	3,902,416

Net increase (decrease) in contract owners’ equity resulting from operations	88,570	4,283	(610,478)	511,804	(1,377,801)	2,532,693

Equity transactions:
Purchase payments received from contract owners (note 3)	1,670,515	1,730,212	286,896	376,010	685,166	800,305
Transfers between funds	(209,654)	(331,742)	(345,980)	(484,224)	(2,125,855)	537,924
Redemptions (note 3)	(2,050,071)	(1,741,261)	(1,173,951)	(980,228)	(4,006,074)	(4,374,858)
Annuity benefits	(8,926)	(8,660)	(1,431)	(1,447)	(16,548)	(16,202)
Contract maintenance charges (note 2)	(1,778)	(1,826)	(958)	(1,117)	(2,949)	(3,032)
Contingent deferred sales charges (note 2)	(6,515)	(4,790)	(1,965)	(6,648)	(8,648)	(11,325)
Adjustments to maintain reserves	(124)	(73)	(124)	16	77	(8,975)

Net equity transactions	(606,553)	(358,140)	(1,237,513)	(1,097,638)	(5,474,831)	(3,076,163)

Net change in contract owners’ equity	(517,983)	(353,857)	(1,847,991)	(585,834)	(6,852,632)	(543,470)
Contract owners’ equity beginning of period	18,949,916	19,303,773	9,598,633	10,184,467	28,590,092	29,133,562

Contract owners’ equity end of period	$18,431,933	18,949,916	7,750,642	9,598,633	21,737,460	28,590,092

CHANGES IN UNITS:
Beginning units	1,005,488	1,017,289	487,151	545,239	1,445,787	1,623,037
Units purchased	167,016	156,254	44,432	42,035	148,130	251,820
Units redeemed	(192,326)	(168,055)	(108,366)	(100,123)	(439,909)	(429,070)

Ending units	980,178	1,005,488	423,217	487,151	1,154,008	1,445,787

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-12 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers Individual Deferred Variable Annuity Contracts and Individual Single Purchase Payment Immediate Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Waddell & Reed.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Bond (WRGBP)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in—first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Waddell & Reed Advisors Select Income contracts, this charge will not exceed 6% of the purchase payments withdrawn and declines a specified percentage each year. After the end of the sixth contract year this charge is 0%. For Waddell & Reed Select Preferred, Waddell & Reed Select Preferred 2.0 and Waddell & Reed Select Preferred NY 2.0 contracts, this charge will not exceed 8% of the purchase payments redeemed and declines a specified percentage each year. After the end of the seventh contract year this charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of $50 from deferred annuity contracts, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value.

The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners.

The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 12 Options	Waddell & Reed Advisors Select Income	Waddell & Reed Select Preferred
Variable Account Charges - Recurring	1.50%	1.25%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Five-Year Enhanced	-	0.05%
One-Year Enhanced	-	0.15%
One-Month Enhanced	-	0.30%
Combination Enhanced	-	0.40%(1)
Spousal Protection Annuity Option	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option	-	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	-	0.50%(2)
4% Extra Value Credit Option	-	0.60%(3)
Capital Preservation and Income Options
Capital Preservation Plus Option	-	0.50%
Provides a return of principle over the elected program period.
Capital Preservation Plus Lifetime Income Option	-	1.00%(4)
Provides a return of principle over the elected program period and provides for a consistent lifetime income stream regardless of actual value of contract.
Nationwide Lifetime Income Rider
Provides for lifetime withdrawals even after the contract value is zero.
5% (no longer available)	-	1.00%(5)
7% (only available in NY)	-	1.00%
10%	-	1.20%
Joint Option for the Nationwide Lifetime Income Rider
Allows surviving spouse to continue to receive the lifetime benefit associated with the Nationwide Lifetime Income Rider.
5% (no longer available)	-	0.15%
7% (only available in NY)	-	0.30%(6)
10% (not available in NY)	-	0.30%(7)

Maximum Variable Account Charges*	1.50%	4.20%

Nationwide Variable Account - 12 Options	Waddell & Reed Select Preferred 2.0	Waddell & Reed Select Preferred NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Five-Year Enhanced	0.05%	0.05%
One-Year Enhanced	0.15%	0.15%
One-Month Enhanced	0.30%
Combination Enhanced	0.65%(1)
Combination Enhanced III	0.65%(8)(9)
Spousal Protection Annuity Option	0.10%	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option	0.35%(10)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Additional Optional Riders
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50%(11)(12)(13)	1.50%(11)(12)(13)
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40%(11)(13)(14)	0.40%(11)(13)(14)
Maximum Nationwide Lifetime Income Capture Option	1.5%(15)	1.5%(15)
Maximum Joint Option for the Nationwide Lifetime Income Capture Option	0.4%(16)	0.4%(16)
Maximum Nationwide Lifetime Income Track Option	1.5%(17)	1.5%(17)
Maximum Joint Option for the Nationwide Lifetime Income Track Option	0.4%(18)	0.4%(18)

Maximum Variable Account Charges*	4.30%(19)	3.45%(19)

*	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(1)	The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets.
(2)	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.
(3)	Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.
(4)	For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.75% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.60% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.
(5)	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
(6)	For contracts that elected the 7% Spousal Continuation Benefit on or after December 5, 2011, or the date of state approval (whichever is later), there is no charge associated with the 7% Spousal Continuation Benefit. For contracts that elected the 7% Spousal Continuation Benefit before December 5, 2011, or the date of state approval (whichever is later), the charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.
(7)	For contracts issued on or after December 5, 2011, or the date of state approval (whichever is later), there is no charge associated with the 10% Spousal Continuation Benefit. For contracts issued before December 5, 2011, or the date of state approval (whichever is later), the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

(8)	The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.

(9)	Available beginning January 12, 2015, or the date of state approval (whichever is later).
(10)	In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account will also be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
(11)	For information about how the Current Income Benefit Base is calculated see “Determination of the Income Benefit Base Prior to the First Withdrawal” later in this prospectus.
(12)	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base.
(13)	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(14)	The Joint Option for the 7% Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the current price for the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.
(15)	Currently, the charge associated with the Nationwide Lifetime Income Capture Option is equal to 1.20% of the Current Income Benefit Base.
(16)	The Joint Option for the Nationwide Lifetime Income Capture Option may only be elected if and when the Nationwide Lifetime Income Capture Option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture Option is 0.30% of the Current Income Benefit Base.
(17)	Currently, the charge associated with the Nationwide Lifetime Income Track Option is equal to 0.80% of the Current Income Benefit Base.
(18)	The Joint Option for the Nationwide Lifetime Income Track Option may only be elected if and when the Nationwide Lifetime Income Track Option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track Option is 0.15% of the Current Income Benefit Base.
(19)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2015.

	Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

1.25%	$17,239,496	$9,144	$55,915	$170,952	$59,978	$263,576	$374,907	$110,700
1.30%	3,397,601	-	73,780	7,937	36,807	20,655	30,934	45,964
1.35%	1,276,984	-	13,479	8,310	4,444	44,459	77,286	19,345
1.40%	5,425,212	1,647	13,206	75,976	7,188	99,983	113,892	16,791
1.45%	793,947	-	5,602	1,194	3,240	569	-	3,919
1.50%	2,103,589	45	5,526	4,610	3,062	24,631	58,250	5,802
1.55%	1,186,132	-	9,390	3,788	1,501	6,575	2,944	14,780
1.60%	468,460	261	8,775	3,206	1,864	2,643	928	725
1.65%	1,194,727	-	6,357	2,603	2,854	13,104	10,699	17,046
1.70%	347,145	2,475	9,356	5,582	-	570	726	1,103
1.75%	640,289	-	-	-	2,408	14,201	6,589	349
1.80%	110,264	-	1,921	248	-	-	-	1,027
1.85%	1,153,256	12,188	7,659	-	1,821	29,652	24,554	7,790
1.90%	208,134	8,744	-	-	-	430	2,094	-
1.95%	311,384	2,802	590	-	-	2,945	4,877	9
2.00%	1,102,632	13,508	12,437	2,455	1,087	11,685	5,926	12,069
2.05%	138,883	-	3,383	-	-	-	-	-
2.10%	376,761	9,618	3,997	44	-	13,091	4,705	895
2.15%	237,029	1,664	2,001	937	738	6,073	6,830	10,973
2.20%	1,406	-	518	-	-	-	-	247
2.25%	132,650	1,262	-	-	-	3,439	-	3,214
2.30%	2,342	-	-	-	-	-	-	-
2.35%	32,096	-	-	-	-	938	-	916
2.40%	84,750	-	9,946	-	-	-	-	-
2.45%	5,364	-	-	-	-	-	1,891	-
2.50%	31,464	-	-	-	-	-	-	2
2.60%	4,690	633	-	-	-	-	-	-

Totals	$38,006,687	$63,991	$243,838	$287,842	$126,992	$559,219	$728,032	$273,666

	IDPG2	IDPGI2	WRPMAV	WRPMCV	WRPMMV	WRASP	WRBP	WRBDP

1.25%	$4,641	$-	$-	$2,095	$469	$303,895	$87,153	$118,299
1.30%	255,509	72,811	19,322	204,344	888,669	75,154	26,371	21,376
1.35%	23,899	2,262	-	24,135	49,470	36,814	9,589	12,180
1.40%	57,367	7,380	2,245	3,774	105,152	321,408	123,786	161,782
1.45%	23,623	7,289	6,250	15,827	148,585	39,052	21,030	13,365
1.50%	-	-	-	-	-	174,097	60,118	82,095
1.55%	3,288	3,022	1,585	7,352	49,118	113,004	38,521	46,694
1.60%	451	8	9,044	4,762	31,118	41,286	17,462	16,947
1.65%	1,192	300	-	777	7,291	130,606	36,095	40,182
1.70%	625	-	11,390	4,783	16,916	28,959	7,380	7,211
1.75%	-	-	-	-	-	72,288	26,758	36,310
1.80%	3,789	-	-	-	-	11,351	5,399	3,067
1.85%	-	-	-	-	-	140,036	29,533	24,143
1.90%	39	-	-	-	-	39,580	10,873	4,651
1.95%	4,159	1,822	6,562	2,463	10,668	23,635	8,379	3,214
2.00%	-	-	-	-	-	98,171	20,806	21,488
2.05%	-	1,044	3,873	-	159	7,939	4,857	1,798
2.10%	-	-	-	-	-	38,615	6,420	7,080
2.15%	-	1,457	-	-	-	16,333	3,708	1,766
2.20%	-	-	-	-	-	20	-	-
2.25%	-	-	-	-	-	1,427	1,983	549
2.30%	-	-	-	-	-	239	116	3
2.35%	-	-	-	-	-	2,691	517	551
2.40%	7,351	7,377	-	-	-	1,808	1,080	440
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	2,550	105	652
2.60%	-	-	-	-	-	978	-	285

	$385,933	$104,772	$60,271	$270,312	$1,307,615	$1,721,936	$548,039	$626,128

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP

1.25%	$157,169	$88,132	$32,302	$17,257	$45,106	$153,232	$98,935	$42,909
1.30%	38,060	18,628	8,387	3,104	11,273	34,406	33,027	16,319
1.35%	18,175	8,976	1,827	1,559	3,252	16,573	7,963	4,004
1.40%	171,013	101,456	26,457	10,212	51,149	140,293	156,031	48,980
1.45%	60,618	3,999	4,807	8,998	3,610	35,477	32,389	6,074
1.50%	114,470	67,735	14,420	8,810	27,417	98,285	97,354	31,092
1.55%	69,752	25,692	18,641	6,482	14,232	47,822	71,367	14,969
1.60%	28,952	6,482	2,888	4,570	3,956	38,803	20,615	7,720
1.65%	62,276	27,092	9,595	8,978	20,296	54,558	62,365	16,150
1.70%	31,911	5,958	8,238	4,157	3,672	8,574	32,606	7,344
1.75%	41,950	24,942	6,268	825	9,758	30,243	41,783	9,485
1.80%	10,494	2,937	3,751	2,062	1,792	2,335	5,636	2,476
1.85%	65,724	40,839	1,381	974	3,320	64,786	9,184	2,784
1.90%	17,480	10,769	795	-	2,622	20,610	4,173	974
1.95%	20,145	8,470	2,735	518	127	12,312	8,413	1,661
2.00%	51,062	32,377	4,308	151	3,668	47,689	16,328	2,337
2.05%	4,885	2,910	2,573	454	263	1,825	19,488	2,522
2.10%	19,828	17,793	1,967	-	4,462	24,624	5,935	1,531
2.15%	7,330	4,473	2,566	-	826	5,787	3,410	2,283
2.20%	26	21	-	-	-	-	-	-
2.25%	427	1,624	228	-	310	984	716	178
2.30%	236	7	4	3	-	349	685	-
2.35%	1,496	780	16	-	154	1,968	409	396
2.40%	2,259	-	6,418	-	55	1,170	1,489	78
2.45%	-	-	-	-	-	-	-	-
2.50%	1,936	194	308	-	200	313	927	-
2.60%	406	461	-	-	-	-	-	-

	$998,080	$502,747	$160,880	$79,114	$211,520	$843,018	$731,228	$222,266

	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRPAP	WRPCP	WRPMP

1.25%	$48,624	$9,766	$18,306	$72,815	$125,955	$470,491	$466,545	$5,191,223
1.30%	10,463	3,412	7,419	25,958	24,017	34,513	125,730	634,364
1.35%	3,719	3,013	3,470	10,124	15,862	49,149	52,691	340,132
1.40%	53,324	9,141	23,727	70,794	57,872	50,355	176,320	1,018,631
1.45%	7,615	3,763	7,573	8,305	2,402	13,461	5,134	139,840
1.50%	28,347	9,571	13,674	48,992	23,987	50,801	53,191	238,753
1.55%	22,790	13,357	12,732	33,066	9,294	21,639	43,780	145,554
1.60%	6,702	5,545	7,179	7,240	4,434	19,069	15,555	46,667
1.65%	14,819	5,298	16,594	24,788	10,152	33,129	46,163	142,707
1.70%	6,272	2,895	4,870	9,801	501	4,037	5,119	33,118
1.75%	8,874	1,500	3,690	16,211	7,055	3,746	5,443	100,006
1.80%	2,445	312	2,788	6,439	55	650	2,344	782
1.85%	3,787	606	1,530	51,975	5,813	47,616	49,828	294,806
1.90%	199	-	1,847	11,003	40	4,946	1,991	36,701
1.95%	1,360	272	1,119	7,835	649	17,521	16,067	58,663
2.00%	4,142	154	3,885	32,280	5,284	60,879	31,149	271,914
2.05%	2,312	235	1,688	4,379	1,418	1,137	1,390	30,569
2.10%	3,520	-	1,830	16,214	3,921	12,325	10,260	94,928
2.15%	2,551	1,739	473	2,271	317	1,688	4,225	36,387
2.20%	-	-	-	-	-	-	-	279
2.25%	-	-	-	476	50	722	-	46,490
2.30%	8	3	-	237	-	-	-	-
2.35%	-	-	-	221	169	3,059	4,766	2,623
2.40%	252	-	6,465	6,825	-	83	3	4,991
2.45%	-	-	-	-	-	-	-	3,473
2.50%	-	-	443	1,369	95	-	296	12,827
2.60%	-	-	-	451	-	-	-	1,476

	$232,125	$70,582	$141,302	$470,069	$299,342	$901,016	$1,117,990	$8,927,904

	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP

1.25%	$6,881,853	$1,449,809	$41,935	$139,826	$39,183	$25,579	$60,820
1.30%	254,103	244,429	11,122	44,300	17,677	3,317	13,940
1.35%	268,855	107,019	4,636	13,528	5,179	2,540	9,066
1.40%	1,505,971	285,596	34,855	161,606	62,232	32,766	64,854
1.45%	24,318	41,315	8,054	48,146	20,919	3,613	13,972
1.50%	440,338	88,640	22,575	97,361	38,642	15,832	55,066
1.55%	102,275	63,415	20,813	66,764	23,632	12,569	23,933
1.60%	22,709	14,191	6,200	33,653	14,783	3,822	7,245
1.65%	161,999	77,147	12,831	60,403	21,439	11,639	25,203
1.70%	10,912	16,717	7,869	31,911	9,300	801	3,486
1.75%	75,282	14,362	10,042	33,758	14,086	5,484	16,593
1.80%	9,794	5,652	2,407	10,262	3,562	2,184	2,303
1.85%	69,354	92,033	5,829	13,441	6,552	7,442	36,276
1.90%	7,416	3,801	1,682	4,252	2,060	998	7,364
1.95%	31,689	24,029	2,320	12,047	1,848	444	9,015
2.00%	195,538	98,245	5,720	9,479	4,108	1,403	20,900
2.05%	11,288	11,510	2,000	6,148	4,075	589	2,172
2.10%	14,656	35,274	2,882	4,446	1,506	1,869	12,525
2.15%	54,608	40,186	2,089	3,863	2,915	1,990	2,572
2.20%	-	265	-	-	-	-	30
2.25%	62,880	2,483	556	1,323	781	-	548
2.30%	-	-	112	113	-	-	227
2.35%	-	9,437	-	91	92	12	794
2.40%	1,876	11,657	395	7,173	5,419	39	101
2.45%	-	-	-	-	-	-	-
2.50%	4,386	3,383	-	594	882	-	2
2.60%	-	-	-	-	-	-	-

	$10,212,100	$2,740,595	$206,924	$804,488	$300,872	$134,932	$389,007

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, total transfers to the Account from the fixed account were $12,604,117 and $9,883,478, respectively, and total transfers from the Account to the fixed account were $10,368,267 and $7,058,697 , respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For Purchase Payment Credits to Select Preferred Annuity contracts, the Company contributed $239,622 and $159,792 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $585,715 and $93,190 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,634,280,657	$-	$-	$2,634,280,657

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2015 are as follows:

	Purchases of Investments	Sales of Investments
NVIT Investor Destinations Aggressive Fund - Class II(GVIDA)	$457,331	$201,285
NVIT Investor Destinations Balanced Fund - Class II(NVDBL2)	4,099,150	1,756,818
NVIT Investor Destinations Capital Appreciation Fund - Class II(NVDCA2)	3,661,674	2,679,928
NVIT Investor Destinations Conservative Fund - Class II(GVIDC)	2,542,141	1,566,575
NVIT Investor Destinations Moderate Fund - Class II(GVIDM)	3,784,365	5,627,771
NVIT Investor Destinations Moderately Aggressive Fund - Class II(GVDMA)	2,871,192	6,956,810
NVIT Investor Destinations Moderately Conservative Fund - Class II(GVDMC)	2,591,714	2,282,981
NVIT Investor Destinations Managed Growth Fund: Class II(IDPG2)	15,005,154	434,174
NVIT Investor Destinations Managed Growth & Income Fund: Class II(IDPGI2)	4,731,684	318,773
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility(WRPMAV)	2,701,579	484,938
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility(WRPMCV)	11,081,936	1,408,675
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility(WRPMMV)	53,252,709	710,480
Variable Insurance Portfolios - Asset Strategy(WRASP)	21,116,471	22,637,442
Variable Insurance Portfolios - Balanced(WRBP)	8,623,434	5,948,254
Variable Insurance Portfolios - Bond(WRBDP)	2,899,109	7,599,371
Variable Insurance Portfolios - Core Equity(WRCEP)	14,183,980	9,287,135
Variable Insurance Portfolios - Dividend Opportunities(WRDIV)	4,722,606	7,694,576
Variable Insurance Portfolios - Energy(WRENG)	2,331,977	1,606,956
Variable Insurance Portfolios - Global Bond(WRGBP)	1,005,630	1,119,154
Variable Insurance Portfolios - Global Natural Resources(WRGNR)	933,072	2,084,998
Variable Insurance Portfolios - Growth(WRGP)	10,735,268	9,438,831
Variable Insurance Portfolios - High Income(WRHIP)	5,900,011	6,794,528
Variable Insurance Portfolios - International Growth(WRIP)	2,389,840	3,351,371
Variable Insurance Portfolios - International Core Equity(WRI2P)	4,381,465	3,129,632
Variable Insurance Portfolios - Limited-Term Bond(WRLTBP)	2,445,051	2,617,841
Variable Insurance Portfolios - Micro Cap Growth(WRMIC)	2,300,922	1,929,858
Variable Insurance Portfolios - Mid Cap Growth(WRMCG)	4,610,579	4,892,932
Variable Insurance Portfolios - Money Market(WRMMP)	13,787,936	18,765,513
Variable Insurance Portfolios - Pathfinder Aggressive(WRPAP)	11,196,201	5,497,932
Variable Insurance Portfolios - Pathfinder Conservative(WRPCP)	11,933,243	8,196,531
Variable Insurance Portfolios - Pathfinder Moderate(WRPMP)	74,845,540	36,854,829
Variable Insurance Portfolios - Pathfinder Moderately Aggressive(WRPMAP)	87,585,675	39,543,908
Variable Insurance Portfolios - Pathfinder Moderately Conservative(WRPMCP)	20,425,221	16,932,184
Variable Insurance Portfolios - Real Estate Securities(WRRESP)	3,246,565	3,310,573
Variable Insurance Portfolios - Science and Technology(WRSTP)	8,468,517	6,404,791
Variable Insurance Portfolios - Small Cap Growth(WRSCP)	4,922,274	2,812,491
Variable Insurance Portfolios - Small Cap Value(WRSCV)	1,321,552	1,955,511
Variable Insurance Portfolios - Value(WRVP)	4,018,453	6,348,724

Total	$437,111,221	$261,185,074

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015	1.25%	to	2.60%	314,243	$12.13	to	$10.76	$3,633,326	1.51%	-2.24%	to	-3.57%
2014	1.25%	to	2.60%	292,218	12.40	to	11.16	3,471,588	1.57%	3.67%	to	2.26%
2013	1.25%	to	2.60%	359,927	11.96	to	10.91	4,129,773	1.67%	25.66%	to	23.94%
2012	1.25%	to	2.60%	353,358	9.52	to	8.81	3,244,981	1.54%	14.45%	to	12.88%
2011	1.25%	to	2.60%	377,969	8.32	to	7.80	3,050,878	1.81%	-5.13%	to	-6.42%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2015	1.25%	to	2.40%	1,180,649	15.36	to	14.21	17,925,386	1.80%	-1.42%	to	-2.57%
2014	1.25%	to	2.40%	1,058,388	15.58	to	14.58	16,304,434	1.77%	3.28%	to	2.08%
2013	1.25%	to	2.20%	939,574	15.09	to	14.42	14,053,051	1.90%	12.01%	to	10.93%
2012	1.25%	to	2.20%	692,844	13.47	to	13.00	9,261,172	1.97%	8.02%	to	6.97%
2011	1.25%	to	2.20%	505,634	12.47	to	12.15	6,274,762	2.15%	-0.37%	to	-1.33%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2015	1.25%	to	2.15%	1,183,791	17.48	to	16.45	20,597,087	1.53%	-1.78%	to	-2.67%
2014	1.25%	to	2.15%	1,173,728	17.80	to	16.90	20,814,096	1.77%	3.90%	to	2.95%
2013	1.25%	to	2.15%	1,128,716	17.13	to	16.42	19,276,759	1.83%	18.00%	to	16.93%
2012	1.25%	to	2.15%	1,009,066	14.52	to	14.04	14,619,955	1.89%	10.84%	to	9.83%
2011	1.25%	to	2.15%	819,775	13.10	to	12.78	10,721,909	2.16%	-2.17%	to	-3.06%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015	1.25%	to	2.15%	856,827	11.81	to	10.91	10,042,727	1.84%	-0.99%	to	-1.89%
2014	1.25%	to	2.00%	803,886	11.93	to	11.25	9,532,993	1.88%	2.59%	to	1.81%
2013	1.25%	to	2.00%	765,318	11.63	to	11.05	8,855,649	1.89%	3.52%	to	2.74%
2012	1.25%	to	2.10%	660,619	11.23	to	10.70	7,382,543	1.85%	3.86%	to	2.96%
2011	1.25%	to	2.10%	596,408	10.81	to	10.39	6,415,109	2.39%	1.65%	to	0.77%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	1.25%	to	2.35%	3,012,659	12.46	to	11.30	37,092,664	1.56%	-1.58%	to	-2.68%
2014	1.25%	to	2.35%	3,293,406	12.66	to	11.62	41,273,932	1.67%	3.87%	to	2.71%
2013	1.25%	to	2.45%	3,562,899	12.19	to	11.23	42,919,585	1.68%	15.17%	to	13.77%
2012	1.25%	to	2.45%	3,713,283	10.58	to	9.87	38,900,335	1.66%	9.42%	to	8.09%
2011	1.25%	to	2.45%	3,922,763	9.67	to	9.13	37,608,280	2.13%	-1.29%	to	-2.48%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015	1.25%	to	2.45%	4,072,684	12.32	to	11.08	49,780,437	1.44%	-1.97%	to	-3.16%
2014	1.25%	to	2.45%	4,486,805	12.57	to	11.44	55,916,314	1.66%	3.65%	to	2.39%
2013	1.25%	to	2.45%	4,893,842	12.12	to	11.17	58,776,384	1.67%	20.85%	to	19.38%
2012	1.25%	to	2.45%	5,261,702	10.03	to	9.36	52,372,238	1.63%	12.33%	to	10.97%
2011	1.25%	to	2.45%	5,698,777	8.93	to	8.44	50,565,308	2.01%	-3.35%	to	-4.52%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015	1.25%	to	2.35%	1,536,453	12.32	to	11.18	18,707,458	1.65%	-1.28%	to	-2.38%
2014	1.25%	to	2.50%	1,597,884	12.48	to	11.32	19,711,967	1.87%	3.43%	to	2.12%
2013	1.25%	to	2.50%	1,468,914	12.07	to	11.09	17,568,334	1.75%	9.11%	to	7.73%
2012	1.25%	to	2.50%	1,450,762	11.06	to	10.29	15,895,422	1.74%	6.69%	to	5.33%
2011	1.25%	to	2.50%	1,479,409	10.37	to	9.77	15,191,490	2.29%	0.79%	to	-0.48%
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2015	1.25%	to	2.40%	3,422,681	10.25	to	9.93	34,972,792	1.92%	-5.16%	to	-6.26%
2014	1.25%	to	2.40%	2,068,500	10.80	to	10.59	22,306,867	1.92%	0.46%	to	-0.71%
2013	1.25%	to	1.45%	539,397	10.75	to	10.74	5,796,426	2.53%	7.53%	to	7.38%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2015	1.30%	to	2.40%	923,437	10.30	to	9.99	9,486,171	1.91%	-4.50%	to	-5.56%
2014	1.30%	to	2.40%	513,067	10.78	to	10.58	5,520,393	2.38%	1.12%	to	0.00%
2013	1.30%	to	2.15%	112,297	10.66	to	10.60	1,196,578	3.04%	6.61%	to	5.99%	****
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2015	1.30%	to	2.05%	407,874	10.85	to	10.66	4,405,806	0.00%	-2.00%	to	-2.74%
2014	1.30%	to	2.05%	209,113	11.07	to	10.96	2,305,722	1.93%	2.56%	to	1.78%
2013	1.30%	to	1.70%	56,681	10.80	to	10.78	611,278	0.00%	7.96%	to	7.80%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2015	1.25%	to	1.95%	2,411,152	10.59	to	10.41	25,477,682	0.00%	-1.76%	to	-2.46%
2014	1.25%	to	1.95%	1,494,241	10.78	to	10.67	16,089,464	0.95%	1.77%	to	1.05%
2013	1.30%	to	1.70%	402,305	10.59	to	10.57	4,259,486	0.00%	5.90%	to	5.73%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2015	1.25%	to	2.05%	11,313,076	10.80	to	10.59	121,855,266	0.00%	-1.67%	to	-2.47%
2014	1.25%	to	1.95%	6,428,156	10.98	to	10.87	70,482,364	0.99%	2.45%	to	1.73%
2013	1.30%	to	1.70%	1,453,290	10.72	to	10.70	15,568,312	0.00%	7.15%	to	6.98%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2015	1.25%	to	2.60%	3,830,913	24.73	to	21.01	92,868,866	0.37%	-9.49%	to	-10.73%
2014	1.25%	to	2.60%	4,606,057	27.32	to	23.54	123,426,393	0.49%	-6.45%	to	-7.73%
2013	1.25%	to	2.60%	5,377,334	29.20	to	25.51	153,942,213	1.29%	23.57%	to	21.88%
2012	1.25%	to	3.10%	6,015,892	23.63	to	20.00	139,473,864	1.15%	17.68%	to	15.47%
2011	1.25%	to	3.10%	6,728,233	20.08	to	17.32	132,707,453	1.04%	-8.36%	to	-10.08%

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Insurance Portfolios - Balanced (WRBP)
2015	1.25%	to	2.50%	1,795,512	$19.46	to	$16.74	$34,519,806	0.92%	-1.57%	to	-2.82%
2014	1.25%	to	2.50%	1,899,205	19.77	to	17.22	37,134,598	0.94%	6.23%	to	4.89%
2013	1.25%	to	2.50%	1,983,954	18.61	to	16.42	36,453,506	1.43%	22.15%	to	20.61%
2012	1.25%	to	3.10%	1,982,498	15.23	to	12.89	29,861,465	1.50%	10.35%	to	8.27%
2011	1.25%	to	3.10%	1,990,544	13.81	to	11.91	27,171,664	1.50%	2.02%	to	0.12%
Variable Insurance Portfolios - Bond (WRBDP)
2015	1.25%	to	2.60%	2,983,728	13.05	to	11.09	38,197,955	2.92%	-1.05%	to	-2.40%
2014	1.25%	to	2.60%	3,397,417	13.19	to	11.37	43,974,857	3.79%	3.03%	to	1.62%
2013	1.25%	to	2.60%	3,687,661	12.81	to	11.18	46,382,804	3.56%	-3.31%	to	-4.64%
2012	1.25%	to	3.10%	4,488,230	13.24	to	11.21	58,463,749	3.10%	4.45%	to	2.49%
2011	1.25%	to	3.10%	4,478,753	12.68	to	10.93	55,945,243	2.58%	5.97%	to	3.99%
Variable Insurance Portfolios - Core Equity (WRCEP)
2015	1.25%	to	2.60%	2,637,903	23.33	to	19.82	60,683,940	0.36%	-1.94%	to	-3.28%
2014	1.25%	to	2.60%	2,872,725	23.79	to	20.50	67,341,996	0.49%	8.31%	to	6.83%
2013	1.25%	to	2.60%	3,081,130	21.97	to	19.19	66,623,510	0.54%	31.84%	to	30.04%
2012	1.25%	to	3.10%	3,208,634	16.66	to	14.10	52,631,535	0.59%	17.12%	to	14.92%
2011	1.25%	to	3.10%	3,514,770	14.23	to	12.27	49,228,864	0.36%	0.39%	to	-1.48%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2015	1.25%	to	2.60%	1,546,054	18.86	to	16.03	28,311,038	1.32%	-3.28%	to	-4.60%
2014	1.25%	to	2.60%	1,905,608	19.50	to	16.80	36,056,903	1.16%	8.47%	to	6.98%
2013	1.25%	to	2.60%	2,168,321	17.98	to	15.71	37,833,546	1.59%	27.99%	to	26.24%
2012	1.25%	to	2.60%	2,469,034	14.05	to	12.44	33,692,481	1.11%	11.76%	to	10.23%
2011	1.25%	to	2.75%	2,922,109	12.57	to	11.15	35,735,406	1.05%	-5.88%	to	-7.31%
Variable Insurance Portfolios - Energy (WRENG)
2015	1.25%	to	2.40%	926,804	9.44	to	8.43	8,518,989	0.06%	-23.12%	to	-24.02%
2014	1.25%	to	2.50%	861,021	12.28	to	11.00	10,341,889	0.00%	-11.68%	to	-12.80%
2013	1.25%	to	2.50%	758,186	13.91	to	12.61	10,373,669	0.00%	26.16%	to	24.56%
2012	1.25%	to	2.50%	757,564	11.02	to	10.13	8,236,808	0.00%	0.11%	to	-1.17%
2011	1.25%	to	2.60%	870,520	11.01	to	10.19	9,461,034	0.00%	-10.21%	to	-11.44%
Variable Insurance Portfolios - Global Bond (WRGBP)
2015	1.25%	to	2.30%	513,601	9.90	to	9.42	5,034,992	3.74%	-3.87%	to	-4.89%
2014	1.25%	to	2.05%	537,675	10.30	to	10.00	5,494,783	2.39%	-1.07%	to	-1.87%
2013	1.25%	to	2.05%	416,943	10.41	to	10.19	4,315,292	0.00%	0.47%	to	-0.34%
2012	1.25%	to	2.05%	224,617	10.36	to	10.22	2,319,996	3.90%	5.08%	to	4.22%
2011	1.25%	to	1.85%	91,516	9.86	to	9.82	901,121	2.97%	-1.40%	to	-1.80%	****
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2015	1.25%	to	2.40%	1,283,775	8.88	to	7.85	11,145,682	0.10%	-23.37%	to	-24.26%
2014	1.25%	to	2.50%	1,370,403	11.59	to	10.26	15,569,664	0.00%	-14.12%	to	-15.21%
2013	1.25%	to	2.60%	1,464,541	13.50	to	11.99	19,409,219	0.00%	6.45%	to	5.00%
2012	1.25%	to	2.70%	1,579,702	12.68	to	11.33	19,701,085	0.00%	0.61%	to	-0.87%
2011	1.25%	to	2.70%	1,670,677	12.60	to	11.43	20,754,800	0.00%	-22.43%	to	-23.56%
Variable Insurance Portfolios - Growth (WRGP)
2015	1.25%	to	2.50%	2,454,856	21.74	to	18.70	52,906,727	0.11%	5.83%	to	4.49%
2014	1.25%	to	2.50%	2,679,747	20.54	to	17.90	54,481,411	0.41%	10.41%	to	9.02%
2013	1.25%	to	2.60%	3,084,493	18.61	to	16.25	56,608,873	0.43%	34.75%	to	32.91%
2012	1.25%	to	3.10%	3,594,195	13.81	to	11.68	48,918,652	0.06%	11.33%	to	9.24%
2011	1.25%	to	3.10%	4,126,607	12.40	to	10.69	50,482,763	0.40%	0.85%	to	-1.04%
Variable Insurance Portfolios - High Income (WRHIP)
2015	1.25%	to	2.40%	2,260,344	19.05	to	16.58	42,681,829	6.16%	-7.67%	to	-8.75%
2014	1.25%	to	2.50%	2,433,200	20.63	to	17.97	49,955,211	4.82%	0.63%	to	-0.64%
2013	1.25%	to	2.60%	2,383,790	20.50	to	17.91	48,871,027	4.80%	9.12%	to	7.63%
2012	1.25%	to	2.60%	2,418,971	18.79	to	16.64	45,602,009	6.30%	17.15%	to	15.55%
2011	1.25%	to	2.60%	2,212,335	16.04	to	14.40	35,705,820	7.10%	3.95%	to	2.53%
Variable Insurance Portfolios - International Growth (WRIP)
2015	1.25%	to	2.40%	787,054	18.42	to	16.03	14,475,572	0.42%	2.10%	to	0.91%
2014	1.25%	to	2.40%	863,081	18.04	to	15.89	15,670,559	2.12%	-0.31%	to	-1.47%
2013	1.25%	to	2.60%	923,990	18.09	to	15.80	16,885,242	0.91%	17.74%	to	16.13%
2012	1.25%	to	2.60%	971,481	15.37	to	13.61	15,144,692	1.98%	16.57%	to	14.98%
2011	1.25%	to	2.60%	1,050,472	13.18	to	11.83	14,086,777	0.41%	-8.48%	to	-9.73%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2015	1.25%	to	2.40%	846,901	17.31	to	15.07	14,498,837	1.29%	-2.18%	to	-3.32%
2014	1.25%	to	2.40%	888,370	17.69	to	15.58	15,580,236	2.50%	0.18%	to	-0.99%
2013	1.25%	to	2.15%	899,787	17.66	to	16.14	15,792,677	1.64%	23.35%	to	22.23%
2012	1.25%	to	2.50%	926,244	14.32	to	12.79	13,210,173	2.32%	11.91%	to	10.49%
2011	1.25%	to	2.60%	1,008,924	12.79	to	11.49	12,907,859	1.56%	-14.96%	to	-16.12%

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2015	1.25%	to	2.30%	458,252	$10.09	to	$9.60	$4,574,087	1.59%	-0.39%	to	-1.45%
2014	1.25%	to	2.15%	475,512	10.13	to	9.79	4,774,230	0.55%	-0.29%	to	-1.20%
2013	1.25%	to	2.15%	405,057	10.16	to	9.91	4,089,786	0.00%	-1.78%	to	-2.68%
2012	1.25%	to	2.35%	276,691	10.34	to	10.15	2,850,484	3.73%	2.08%	to	0.94%
2011	1.25%	to	2.00%	143,487	10.13	to	10.08	1,450,827	2.19%	1.30%	to	0.78%	****
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2015	1.25%	to	2.40%	423,192	19.71	to	17.16	8,096,733	0.00%	-10.30%	to	-11.34%
2014	1.25%	to	2.50%	465,081	21.97	to	19.14	9,967,518	0.00%	-2.97%	to	-4.20%
2013	1.25%	to	2.50%	453,346	22.65	to	19.98	10,095,361	0.00%	55.32%	to	53.36%
2012	1.25%	to	2.50%	411,526	14.58	to	13.03	5,909,332	0.00%	10.44%	to	9.04%
2011	1.25%	to	2.50%	441,955	13.20	to	11.95	5,763,772	0.00%	-8.17%	to	-9.33%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2015	1.25%	to	2.60%	1,226,761	22.43	to	19.39	26,661,434	0.00%	-6.96%	to	-8.23%
2014	1.25%	to	2.60%	1,330,649	24.11	to	21.13	31,122,712	0.00%	6.52%	to	5.06%
2013	1.25%	to	2.60%	1,506,303	22.63	to	20.11	33,099,720	0.00%	28.31%	to	26.56%
2012	1.25%	to	2.60%	1,627,281	17.64	to	15.89	27,860,724	0.00%	12.14%	to	10.60%
2011	1.25%	to	2.60%	1,832,225	15.73	to	14.37	28,017,146	0.01%	-1.80%	to	-3.14%
Variable Insurance Portfolios - Money Market (WRMMP)
2015	1.25%	to	2.50%	2,047,910	10.01	to	8.59	20,197,371	0.02%	-1.23%	to	-2.48%
2014	1.25%	to	2.50%	2,500,744	10.14	to	8.81	24,878,936	0.02%	-1.23%	to	-2.48%
2013	1.25%	to	2.50%	2,358,014	10.27	to	9.04	23,906,741	0.02%	-1.23%	to	-2.48%
2012	1.25%	to	2.50%	2,368,344	10.39	to	9.27	24,272,395	0.02%	-1.23%	to	-2.49%
2011	1.25%	to	2.50%	2,545,888	10.52	to	9.50	26,365,826	0.02%	-1.23%	to	-2.47%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2015	1.25%	to	2.40%	4,408,192	14.14	to	12.90	61,605,624	2.71%	-0.92%	to	-2.07%
2014	1.25%	to	2.40%	4,511,626	14.28	to	13.18	63,753,331	0.85%	3.55%	to	2.34%
2013	1.25%	to	2.35%	4,859,884	13.79	to	12.91	66,465,597	1.28%	25.54%	to	24.14%
2012	1.25%	to	2.35%	5,198,221	10.98	to	10.40	56,695,323	0.92%	10.78%	to	9.54%
2011	1.25%	to	2.35%	5,585,638	9.91	to	9.50	55,090,208	1.23%	-5.35%	to	-6.40%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2015	1.25%	to	2.35%	6,216,193	12.80	to	11.73	78,786,831	1.15%	-0.81%	to	-1.91%
2014	1.25%	to	2.50%	6,313,031	12.91	to	11.83	80,719,343	1.06%	2.10%	to	0.81%
2013	1.25%	to	2.50%	6,330,533	12.64	to	11.74	79,224,413	1.37%	13.31%	to	11.88%
2012	1.25%	to	2.50%	6,201,513	11.16	to	10.49	68,621,900	0.88%	5.61%	to	4.27%
2011	1.25%	to	2.50%	5,382,968	10.56	to	10.06	56,530,011	1.17%	-0.51%	to	-1.76%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2015	1.25%	to	2.60%	47,975,761	13.34	to	11.98	634,941,188	1.69%	-0.94%	to	-2.29%
2014	1.25%	to	2.50%	49,218,518	13.47	to	12.34	658,278,185	1.04%	2.93%	to	1.63%
2013	1.25%	to	2.50%	50,130,007	13.08	to	12.15	652,211,567	1.14%	19.32%	to	17.81%
2012	1.25%	to	2.50%	47,968,505	10.96	to	10.31	523,721,202	0.94%	8.16%	to	6.79%
2011	1.25%	to	2.75%	42,622,600	10.14	to	9.56	430,800,828	1.03%	-2.69%	to	-4.16%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2015	1.25%	to	2.50%	52,822,113	14.00	to	12.67	735,745,809	2.31%	-1.19%	to	-2.44%
2014	1.25%	to	2.50%	54,584,907	14.17	to	12.99	769,558,211	1.03%	3.31%	to	2.00%
2013	1.25%	to	2.50%	56,229,706	13.71	to	12.73	767,868,896	1.18%	22.27%	to	20.72%
2012	1.25%	to	2.50%	56,787,403	11.22	to	10.55	634,738,345	0.78%	9.43%	to	8.04%
2011	1.25%	to	2.50%	53,697,460	10.25	to	9.76	548,880,934	0.79%	-4.23%	to	-5.44%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2015	1.25%	to	2.40%	14,357,064	13.27	to	12.11	188,800,915	1.49%	-0.93%	to	-2.08%
2014	1.25%	to	2.50%	15,276,494	13.39	to	12.28	202,850,405	0.98%	2.58%	to	1.28%
2013	1.25%	to	2.50%	15,930,806	13.06	to	12.12	206,451,812	1.30%	16.24%	to	14.77%
2012	1.25%	to	2.50%	15,423,228	11.23	to	10.56	172,102,184	0.91%	7.05%	to	5.69%
2011	1.25%	to	3.00%	13,577,068	10.49	to	9.80	141,712,975	1.08%	-1.25%	to	-2.99%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2015	1.25%	to	2.40%	606,982	22.60	to	19.77	13,345,158	1.02%	3.47%	to	2.27%
2014	1.25%	to	2.40%	668,668	21.84	to	19.34	14,276,176	1.00%	28.54%	to	27.05%
2013	1.25%	to	2.60%	671,367	16.99	to	14.93	11,185,673	1.13%	-0.13%	to	-1.50%
2012	1.25%	to	2.60%	680,509	17.02	to	15.16	11,370,360	0.72%	16.24%	to	14.65%
2011	1.25%	to	2.60%	716,676	14.64	to	13.22	10,330,210	0.76%	3.70%	to	2.28%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2015	1.25%	to	2.40%	1,710,367	29.71	to	25.87	50,934,844	0.00%	-4.09%	to	-5.21%
2014	1.25%	to	2.50%	1,715,048	30.98	to	26.99	53,526,419	0.00%	1.62%	to	0.34%
2013	1.25%	to	2.60%	1,717,644	30.49	to	26.63	53,106,512	0.00%	54.43%	to	52.32%
2012	1.25%	to	2.70%	1,716,486	19.74	to	17.32	34,551,617	0.00%	26.23%	to	24.37%
2011	1.25%	to	2.70%	1,852,622	15.64	to	13.93	29,614,848	0.00%	-6.94%	to	-8.31%

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2015	1.25%	to	2.40%	980,178	$18.45	to	$16.07	$18,208,477	0.00%	0.61%	to	-0.56%
2014	1.25%	to	2.50%	1,005,488	18.34	to	15.98	18,709,729	0.00%	0.32%	to	-0.95%
2013	1.25%	to	2.60%	1,017,289	18.28	to	15.97	19,030,333	0.00%	41.57%	to	39.64%
2012	1.25%	to	2.60%	975,111	12.92	to	11.44	12,951,783	0.00%	3.85%	to	2.42%
2011	1.25%	to	2.60%	975,520	12.44	to	11.17	12,556,018	0.00%	-11.72%	to	-12.92%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2015	1.25%	to	2.40%	423,217	18.48	to	16.09	7,710,048	0.09%	-6.77%	to	-7.85%
2014	1.25%	to	2.40%	487,151	19.82	to	17.46	9,551,118	0.09%	5.71%	to	4.48%
2013	1.25%	to	2.35%	545,239	18.75	to	16.80	10,135,455	0.84%	31.86%	to	30.39%
2012	1.25%	to	2.45%	607,458	14.22	to	12.76	8,585,033	0.46%	17.15%	to	15.72%
2011	1.25%	to	2.60%	712,246	12.14	to	10.90	8,605,276	0.49%	-13.88%	to	-15.05%
Variable Insurance Portfolios - Value (WRVP)
2015	1.25%	to	2.40%	1,154,008	18.48	to	16.09	21,403,174	0.80%	-5.12%	to	-6.22%
2014	1.25%	to	2.50%	1,445,787	19.48	to	16.97	28,164,399	1.09%	9.56%	to	8.17%
2013	1.25%	to	2.50%	1,623,037	17.78	to	15.69	28,715,917	0.80%	33.65%	to	31.96%
2012	1.25%	to	3.10%	1,813,048	13.30	to	11.26	23,976,704	1.35%	17.39%	to	15.19%
2011	1.25%	to	3.10%	2,193,567	11.33	to	9.77	24,640,900	0.75%	-8.47%	to	-10.19%

2015	Reserves for annuity contracts in payout phase:							5,429,178
2015	Contract owners equity:							$2,634,261,906
2014	Reserves for annuity contracts in payout phase:							6,312,615
2014	Contract owners equity:							$2,735,201,961
2013	Reserves for annuity contracts in payout phase:							6,312,292
2013	Contract owners equity:							$2,678,403,268
2012	Reserves for annuity contracts in payout phase:							5,652,372
2012	Contract owners equity:							$2,222,792,913
2011	Reserves for annuity contracts in payout phase:							5,553,679
2011	Contract owners equity:							$1,960,829,998
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.